Cash flow information - Summary of Reconciliation from Loss before Income Tax to Cash Used In Operations (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of reconciliation from cash flow operating activities [Abstract]
Profit (loss)	¥ (3,069,043)	$ (470,351)	¥ (676,034)	¥ (464,993)
Depreciation on property, plant and equipment	33,466		30,458	26,752
Depreciation on right-of-use assets	18,277		14,784
Amortization on intangible assets	1,452		1,344	1,106
Provision for impairment of trade and other receivables and contract assets	14,843		2,733	658
Investment income from wealth management products	(4,652)		(947)	(7,146)
Fair value loss – net on other financial assets at FVPL	2,348
Gain on redemption of derivative financial instruments	(1,550)
Gain on disposal of property, plant and equipment			(1,505)
Amortization on deferred income of ADS depository	(2,405)
Finance (income)/costs - net	22,270		9,419	68
Share-based compensation expenses	29,951		35,884	29,644
Losses related to financial instruments with preferred rights	2,823,370		359,943	233,632
Others	(110)
Inventories	(7,075)		3,719	(8,846)
Contract assets	(50)		1,234	444
Other current assets	7,211		(6,687)	(11,689)
Trade receivables	(95,719)		(48,151)	(27,410)
Other receivables and prepayments	(22,894)		(33)	(4,468)
Amounts due from related parties	850		(634)	(3,674)
Trade payables	(9,073)		26,633	2,938
Contract liabilities	(9,772)		9,322	5,468
Other payables and accruals	11,948		41,561	26,636
Cash used in operations	¥ (300,897)	$ (46,115)	¥ (196,957)	¥ (201,016)